August 3, 2007

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  iShares Trust (the “Trust”)
(Securities Act File No. 333-92935 and
Investment Company Act File No. 811-09729)

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares S&P World ex-U.S. Property Index Fund, dated July 30, 2007, do not differ from those contained in Post-Effective Amendment No. 93 to the Trust’s Registration Statement on Form N-1A, filed electronically on July 30, 2007.

Please address all questions regarding this filing to the undersigned at (415) 597-2538.

Very truly yours,

/s/ Adam Mizock
Adam Mizock, Esq.